SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Bad debt		$ 1,699	$ 5,816	$ 2,699	$ 58	$ 14,160	$ 0
Allowance for Uncollectible Accounts		4,665		4,665		5,019	0
Impairment of goodwill						61,000
Sales, returns and allowance		6,600	22,500	13,400	30,500	51,159	0
Uncertain tax positions		0		0		0	0
Advertising costs		3,100	$ 24,400	11,000	$ 42,501	125,000	26,500
FDIC limit		$ 250,000		$ 250,000		250,000
Impairment of long-lived assets						$ 0	$ 0
Private Placement [Member]
Conversion of Shares	105,947,397
Number of warrant exercisable	20,000,000